VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2019
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities	The consolidated VIEs whose assets cannot be used for purposes other than for the settlement of the VIE’s obligations, or are not considered a business, are as follows:

at December 31
(millions of Canadian $)	2019	2018

ASSETS
Current Assets
Cash and cash equivalents	106	45
Accounts receivable	88	79
Inventories	27	24
Other	8	13
	229	161
Plant, Property and Equipment	3,050	3,026
Equity Investments	785	965
Goodwill	431	453
Intangible and Other Assets	—	8
	4,495	4,613
LIABILITIES
Current Liabilities
Accounts payable and other	70	88
Accrued interest	21	24
Current portion of long-term debt	187	79
	278	191
Regulatory Liabilities	45	43
Other Long-Term Liabilities	9	3
Deferred Income Tax Liabilities	9	13
Long-Term Debt	2,694	3,125
	3,035	3,375

Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
The carrying value of these VIEs and the maximum exposure to loss as a result of the Company's involvement with these VIEs are as follows:

at December 31
(millions of Canadian $)	2019	2018

Balance sheet
Equity investments[1]	4,720	4,575
Off-balance sheet
Potential exposure to guarantees	466	170
Maximum exposure to loss	5,186	4,745

1
Includes equity investment in Portlands Energy Centre classified as Assets held for sale as at December 31, 2019. Refer to Note 6, Assets held for sale, for additional information.